Supplement to the
Consumer Staples Portfolio
Class A, Class M, Class C, Class I and Class Z
April 29, 2019
Prospectus

James McElligott no longer serves as portfolio manager of Consumer Staples Portfolio.

Effective on or about January 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (co-manager) has managed the fund since November 2019.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.

Effective on or about January 1, 2020, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ben Shuleva is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

Nicola Stafford is co-manager of the fund, which she has managed since November 2019. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.

ACSF-19-04 1.847521.130	December 24, 2019

Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Sector
April 29, 2019
Prospectus

James McElligott no longer serves as portfolio manager of Consumer Staples Portfolio.

Effective on or about January 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (co-manager) has managed the fund since November 2019.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.

Effective on or about January 1, 2020, the following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ben Shuleva is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

Nicola Stafford is co-manager of the fund, which she has managed since November 2019. She also manages other funds. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.

SELCS-19-03 1.918665.114	December 24, 2019

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2019
Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as portfolio manager of Energy Portfolio.

Effective on or about January 1, 2020, the following information replaces similar information for Energy Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Maurice Fitzmaurice (portfolio manager) has managed the fund since January 2020.

Effective on or about January 1, 2020, the following information replaces similar information for Natural Gas Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Belisle (co-manager) has managed the fund since January 2020.

Ben Shuleva (co-manager) has managed the fund since October 2017.

It is expected that Mr. Shuleva will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Belisle will assume sole portfolio manager responsibilities for the fund.

Effective on or about January 1, 2020, the following information replaces the biographical information for Energy Portfolio found in the “Fund Services” section under the “Portfolio Manager(s)” heading.

Maurice Fitzmaurice is portfolio manager of Energy Portfolio, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Fitzmaurice has worked as a research analyst and portfolio manager.

Effective on or about January 1, 2020, the following information replaces the biographical information for Natural Gas Portfolio found in the “Fund Services” section under the “Portfolio Manager(s)” heading.

Peter Belisle is co-manager of Natural Gas Portfolio, which he has managed since January 2020. Since joining Fidelity Investments in 2016, Mr. Belisle has worked as a research analyst and portfolio manager.

Ben Shuleva is co-manager of Natural Gas Portfolio, which he has managed since October 2017. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

It is expected that Mr. Shuleva will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Belisle will assume sole portfolio manager responsibilities for the fund.

SELNR-19-01 1.913321.123	December 24, 2019